Consolidated Balance Sheets (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Trading account assets pledged that secured parties are permitted to sell or repledge	¥ 9,276,102	¥ 7,370,330
Trading account assets measured at fair value under fair value option	22,492,917	19,716,612
Available-for-sale debt securities pledged that secured parties are permitted to sell or repledge	5,907,604	6,078,544
Held-to-maturity debt securities pledged that secured parties are permitted to sell or repledge	8,065,154	7,345,438
Held-to-maturity debt securities, fair value	22,646,993	24,557,514
Equity securities pledged that secured parties are permitted to sell or repledge	970	474
Equity securities measured at fair value	4,029,561	5,649,151
Financing receivable, before allowance for credit loss	131,881,305	128,397,012
Allowance for credit losses	19,921	16,757
Due to trust account and other short-term borrowings measured at fair value under fair value option	170,389	54,159
Long-term debt measured at fair value under fair value option	¥ 153,742	¥ 234,909
Common stock, authorized (in shares)	33,000,000,000	33,000,000,000
Common stock, issued (in shares)	12,067,710,920	12,337,710,920
Common stock, stated value (JPY per share)	¥ 0	¥ 0
Treasury stock, shares (in shares)	561,241,249	610,482,347
Asset pledged as collateral with right
Financing receivable, before allowance for credit loss	¥ 84,440	¥ 124,818